Lease financing (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	9 Months Ended			12 Months Ended
	Apr. 30, 2019	Jul. 10, 2019	Sep. 30, 2020	Sep. 29, 2020	Sep. 18, 2020	Dec. 31, 2023	Dec. 31, 2018
SK Shipholding S.A. [Member] | Star Lutas [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						September 3, 2020
Sale Leaseback Transaction, Lease Terms						seven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities					$ 16,000
Sale and Leaseback Transaction, Description						to pay the vessel’s remaining amount under the then existing loan agreement
Repayment date						September 2023
SK Shipholding S.A. [Member] | Star Pisces [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						March 29, 2019
Sale Leaseback Transaction, Lease Terms						seven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities	$ 19,125
Sale and Leaseback Transaction, Description						to pay the remaining amount under the then existing loan agreement
Repayment date						May 2023
SPDB Financial Leasing Co. Ltd [Member] | Mackenzie, Kennadi, Honey Badger, Wolverine and Star Antares [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						September 21, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 76,500
Sale and Leaseback Transaction, Description						to pay the remaining amount under the then existing loan agreement
Repayment date						September 2023
ICBC Financial Leasing Co. Ltd [Member] | Gargantua Goliath And Maharaj [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						September 25, 2020
Sale Leaseback Transaction, Gross Proceeds, Financing Activities				$ 93,150
Sale and Leaseback Transaction, Description						to pay the remaining amount under the then existing loan agreement
Repayment date						September 2023
Kyowa Sansho Co. Ltd. [Member] | Star Challenger [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						July 10, 2019
Sale Leaseback Transaction, Lease Terms						eleven-year
Sale Leaseback Transaction, Gross Proceeds, Financing Activities		$ 15,000
Sale and Leaseback Transaction, Description						to pay the remaining amount under the then existing loan agreement
Affiliate of Kyowa Sansho [Member] | Star Fighter [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date						December 2018
Sale Leaseback Transaction, Lease Terms						ten years
Sale Leaseback Transaction, Gross Proceeds, Financing Activities							$ 16,125
Sale and Leaseback Transaction, Description						to pay the remaining amount under the then existing loan agreement
Vessel purchase price obligation						$ 2,450